Other interim disclosures (Details 5) $ in Millions	Jun. 30, 2026 USD ($)
Schedule for commitments under research and development and other intangible asset purchase [line items]
Contractual commitments for acquisition of intangible assets	$ 19,723
Not later than one year [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Contractual commitments for acquisition of intangible assets	263
Later than one year and not later than two years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Contractual commitments for acquisition of intangible assets	1,888
Later than two years and not later than three years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Contractual commitments for acquisition of intangible assets	957
Later than three years and not later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Contractual commitments for acquisition of intangible assets	1,494
Later than four years and not later than five years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Contractual commitments for acquisition of intangible assets	1,095
Later than five years and not later than six years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Contractual commitments for acquisition of intangible assets	1,213
Later than six years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Contractual commitments for acquisition of intangible assets	$ 12,813